Leases - Summary of Future Minimum Lease Payments under Non-cancellable Operating Leases (Detail) - Mar. 31, 2017 ₨ in Thousands, $ in Thousands	INR (₨)	USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Fiscal 2018	₨ 66,652	$ 1,028
Fiscal 2019	66,796	1,030
Fiscal 2020	64,105	989
Fiscal 2021	66,262	1,022
Fiscal 2022	66,558	1,026
Thereafter	2,955,614	45,576
Total	₨ 3,285,987	$ 50,671